UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08212
J.P. Morgan Series Trust II
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES — 24.6%
$556	American Express Credit Account Master Trust
	3.31%, 02/15/12, Series 2004-C, Class C, FRN (e) (m)	$558
	AmeriCredit Automobile Receivables Trust
165	2.75%, 10/06/07, Series 2003-CF, Class A3 (m)	165
225	2.84%, 08/06/10, Series 2003-DM, Class A4 (m)	221
420	2.97%, 12/06/07, Series 2003-DM, Class A3B, FRN (m)	420
100	2.98%, 07/06/09, Series 2004-DF, Class A3 (m)	98
270	3.48%, 05/06/10, Series 2003-CF, Class A4 (m)	268
335	Capital Auto Receivables Asset Trust
	1.96%, 01/15/09, Series 2003-2, Class A4A (m)	324
	Capital One Auto Finance Trust
300	2.91%, 03/15/11, Series 2004-A, Class A4, FRN (m)	300
750	2.96%, 04/15/09, Series 2004-B, Class A3 (m)	729
125	3.18%, 09/15/10, Series 2003-B, Class A4 (m)	122
	Capital One Master Trust
320	3.61%, 08/15/08, Series 2000-4, Class C, FRN (e) (m)	321
500	4.60%, 08/17/09, Series 2001-8A, Class A (m)	504
	Capital One Multi-Asset Execution Trust
600	3.65%, 07/15/11, Series 2003-A4, Class A4	585
880	4.06%, 12/15/10, Series 2003-A, FRN (e)	908
255	Carmax Auto Owner Trust
	3.07%, 10/15/10, Series 2003-2, Class A4 (m)	250
	Citibank Credit Card Issuance Trust
545	2.50%, 04/07/08, Series 2003-A5, Class A5 (m)	538
500	3.42%, 06/25/09, Series 2002-B1, Class B1, FRN (m)	502
440	4.05%, 03/20/08, Series 2003-C2, Class C2, FRN (m)	443
	Citigroup Mortgage Loan Trust, Inc.
330	3.06%, 02/25/35, Series 2005-OPT1, Class A1B, FRN (m)	330
245	3.23%, 12/25/33, Series 2003-HE3, Class A, FRN (m)	246
	Countrywide Asset-Backed Certificates
147	3.13%, 04/25/34, Series 2004-1, Class 3A, FRN (m)	147
120	3.35%, 03/25/34, Series 2004-1, Class M1, FRN (m)	121
100	3.40%, 03/25/34, Series 2004-1, Class M2, FRN (m)	100
210	3.61%, 04/25/30, Series 2003-5, Class AF3 (m)	209
190	5.41%, 01/25/34, Series 2003-5, Class MF1 (m)	191
	Countrywide Home Equity Loan Trust
580	3.10%, 05/15/29, Series 2004-I, Class A, FRN	582
277	3.11%, 11/15/29, Series 2004-K, Class 2A, FRN (m)	277
210	3.11%, 03/15/30, Series 2005-B, Class 2A, FRN (m)	210
560	DaimlerChrysler Auto Trust
	2.88%, 10/08/09, Series 2003-A, Class A4 (m)	552
225	Discover Card Master Trust I
	2.83%, 05/18/10, Series 2004-2, Class A1, FRN (m)	225
181	GE Corporate Aircraft Financing LLC
	2.94%, 08/25/11, Series 2004-1A, Class A1 (e) (m)	181
325	Gracechurch Card Funding plc
	2.83%, 11/16/09, Series 7A, FRN (m)	325
207	GSAMP Trust
	3.19%, 11/25/34, Series 2004-OPT, Class A1, FRN (m)	208

1,125	Honda Auto Receivables Owner Trust
	2.79%, 03/16/09, Series 2003-4, Class A4 (m)	1,099
670	Household Automotive Trust
	4.37%, 12/17/08, Series 2001-3, Class A4 (m)	674
357	Household Mortgage Loan Trust
	3.20%, 01/20/34, Series 2004-HC1 Class A (m)	358
	Long Beach Mortgage Loan Trust
250	3.11%, 07/25/34, Series 2004-3, Class A3, FRN (m)	250
304	3.15%, 02/25/34, Series 2004-1, Class A3, FRN (m)	304
285	3.17%, 07/25/33, Series 2003-3, Class A, FRN (m)	285
266	3.19%, 08/25/33, Series 2003-4, Class AV3, FRN (m)	266
190	3.35%, 02/25/34, Series 2004-1, Class M1, FRN (m)	191
125	3.40%, 02/25/34, Series 2004-1, Class M2, FRN (m)	125
250	3.42%, 07/25/34, Series 2004-3, Class M1, FRN (m)	251
300	3.53%, 08/25/33, Series 2003-4, Class M1, FRN (m)	302
155	M&I Auto Loan Trust
	2.97%, 04/20/09, Series 2003-1, Class A4 (m)	152
200	Mastr Asset Backed Securities Trust
	3.08%, 12/25/34, Series 2005-NC1, Class A4, FRN (m)	200
275	MBNA Credit Card Master Note Trust
	3.96%, 12/15/13, Series 2001-C2, Class C2, FRN (e) (m)	282
255	Morgan Stanley Auto Loan Trust
	2.17%, 04/15/11, Series 2003-HB1, Class A2 (m)	248
	New Century Home Equity Loan Trust
115	3.25%, 03/25/35, Series 2005-1, Class A2B, FRN (m)	115
125	3.30%, 03/25/35, Series 2005-1, Class M1, FRN (m)	125
260	Onyx Acceptance Auto Trust
	2.66%, 05/17/10, Series 2003-C, Class A4 (m)	254
	Option One Mortgage Loan Trust
113	3.17%, 07/01/33, Series 2003-5 Class A2, FRN (m)	113
136	3.27%, 02/25/33, Series 2003-1, Class A2, FRN (m)	137
	Residential Asset Securities Corp.
83	3.10%, 07/25/32, Series 2002-KS4, Class AIIB, FRN (m)	84
218	3.14%, 07/25/33, Series 2003-KS5, Class AIIB, FRN (m)	219
192	3.17%, 11/25/33, Series 2003-KS9, Class A2B, FRN (m)	192
	SLM Student Loan Trust
905	2.99%, 12/15/22, Series 2003-11, Class A5 (e) (m)	887
963	3.06%, 12/17/12, Series 2003-12, Class A2, FRN	964
230	Triad Auto Receivables Owner Trust
	3.20%, 12/13/10, Series 2003-B, Class A4	226
270	Volkswagen Auto Loan Enhanced Trust
	2.94%, 03/22/10, Series 2003-2, Class A4	264
	Wachovia Asset Securitization, Inc.
533	3.10%, 11/25/33, Series 2003-HE3, Class A, FRN	534
283	3.11%, 07/25/33, Series 2003-HE2, Class AII1, FRN	283
190	3.28%, 12/25/32, Series 2002-HE2, Class A, FRN	191
195	WFS Financial Owner Trust
	3.15%, 05/20/11, Series 2003-4, Class A4	192
	Total Asset Backed Securities (Cost $21,097)	20,927

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.6%
Agency Collateralized Mortgage Obligation — 3.9%
	Federal Home Loan Mortgage Corp.
3,275	4.24%, 02/15/34, Series 2813, Class SB, IO, FRN (m)	235
1,129	4.34%, 10/15/18, Series 2779, Class SM, IO, FRN (m)	91
3,958	4.39%, 01/15/21, Series 2861, Class GS, IO, FRN (m)	223
450	4.50%, 02/15/11, Series 2760, Class GI, IO (m)	23
600	5.00%, 04/15/17, Series 2857, Class NI, IO (m)	41

795	5.00%, 04/15/22, Series 2751, Class AI, IO (m)	68
618	5.00%, 10/15/23, Series 2781, Class PI, IO (m)	56
905	5.00%, 11/25/30, Series 87, Class JI, IO (m)	114
197	5.00%, 02/15/34, Series 2743, Class OZ (m)	197
	Federal Home Loan Mortgage Corp. STRIPS
14	5.00%, 12/01/34, Series 227, IO	4
52	6.00%, 02/01/35, Series 228, IO	12
	Federal National Mortgage Association
1,273	4.25%, 10/25/31, Series 2004-61, Class TS, IO, FRN (m)	86
238	4.50%, 09/25/22, Series 2003-18, Class DB, IO (m)	238
136	4.50%, 11/25/22, Series 2003-19, Class JP, IO (m)	136
	Federal National Mortgage Association STRIPS
4,588	5.00%, 07/25/34, Series 353, Class 2, IO (m)	1,169
1,842	5.00%, 02/01/35, Series 357, Class 2, IO (m)	472
	Government National Mortgage Association
281	5.50%, 04/20/25, Series 46, Class IH, IO (m)	19
430	5.50%, 01/20/27, Series 39, Class IM, IO (m)	35
672	5.50%, 10/20/27, Series 44, Class PK (m)	69
		3,288
Non-Agency Collateral Mortgage Obligation — 13.7%
397	Adjustable Rate Mortgage Trust
	3.25%, 12/25/34, Series 2004-1, Class 9A2 (m)	398
185	Calwest Industrial Trust
	3.19%, 02/15/12, Series 2002-CALW, Class AFL, FRN (e) (m)	185
1,145	Countrywide Alternative Loan Trust
	6.00%, 01/25/35, Series 2004-28CB, Class 3A1 (m)	1,168
	Countrywide Home Loan Mortgage Pass Through Trust
1,609	5.50%, 08/25/33, Series 2004-28R, Class A1	1,613
1,430	6.25%, 10/25/32, Series 2002-22, Class A20 (m)	1,446
200	CR
	6.70%, 08/10/14, Series 2000-ZC2, Class A4A (e) (m)	210
471	CS First Boston Mortgage Securities Corp.
	6.00%, 09/25/34, Series 2004-5, Class 1A8 (m)	475
250	Granite Mortgages plc
	3.15%, 09/20/44, Series 2004-3, Class 1A3	250
271	GS Mortgage Securities Corp. II
	2.96%, 11/15/15, Series 2003-FL6A, Class A1, FRN (e) (m)	271
847	GSMPS Mortgage Loan Trust
	3.20%, 01/25/35, Series 2005-RP1, Class 1AF, FRN (e) (m)	846
473	Indymac Index Mortgage Loan Trust
	3.29%, 09/25/34, Series 2004-AR7, Class A1, FRN (m)	474
98	LB Commercial Conduit Mortgage Trust
	7.11%, 10/15/32, Series 1999-C2, Class A1 (m)	102
575	LB-UBS Commercial Mortgage Trust
	4.74%, 02/15/30, Series 2005-C1, Class A4 (m)	559
211	Medallion Trust
	3.00%, 05/25/35, Series 2004-1G, Class A1, FRN (m)	211
815	Morgan Stanley Capital I
	4.70%, 07/15/56, Series 2005-IQ9, Class A5	818
179	RMAC plc
	3.11%, 12/12/20, Series 2004-NS1A, Class A1B, FRN (e) (m)	179
	RESI Finance LP
245	3.43%, 03/10/37, FRN (e) (m)	245
100	3.53%, 03/10/37, FRN (e) (m)	100
529	3.99%, 09/10/35, Series 2003-C, Class B3, FRN (e) (m)	539
509	4.07%, 12/10/35, Series 2003-D, Class B3, FRN (e) (m)	511

389	4.14%, 07/10/35, Series 2003-B, Class B3, FRN (e) (m)	396
98	4.19%, 09/10/35, Series 2003-C, Class B4, FRN (e) (m)	100
166	4.27%, 12/10/35, Series 2003-D, Class B4, FRN (e) (m)	167
76	SACO I, Inc.
	7.00%, 08/25/36, Series 1997-2, Class 1A5 (e) (m)	76
	Washington Mutual, Inc.
296	3.02%, 01/25/45, Series 2005-AR2, Class 2A21, FRN	297
86	5.75%, 01/25/33, Series 2002-S8, Class 1A1	86
		11,722
	Total Collateralized Mortgage Obligations (Cost $15,006)	15,010

CORPORATE BONDS — 33.9%
Aerospace & Defense — 0.3%
200	General Dynamics Corp.
	2.13%, 05/15/06 (m)	196
Auto Components — 0.1%
44	TRW Automotive, Inc.
	9.38%, 02/15/13	47
Automobiles — 1.6%
175	American Honda Finance Corp.
	2.87%, 05/11/07 (e) (m)	175
110	DaimlerChrysler NA Holdings Corp.
	7.20%, 09/01/09 (m)	119
250	DaimlerChrysler NA Holdings Corp.
	3.47%, 05/24/06 (m)	251
	Ford Motor Credit Co.
105	7.00%, 10/01/13 (m)	102
680	7.88%, 06/15/10 (m)	692
		1,339
Capital Markets — 2.5%
50	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	50
440	Bear Stearns Cos., Inc. (The)
	2.82%, 01/16/07, Series B, FRN (m)	441
200	Goldman Sachs Capital I
	6.35%, 02/15/34 (m)	205
	Goldman Sachs Group, Inc.
350	2.85%, 07/28/06, Series B (m)	350
200	5.13%, 01/15/15 (m)	195
30	5.70%, 09/01/12 (m)	31
350	Merrill Lynch & Co., Inc.
	2.80%, 10/19/07 (m)	350
	Morgan Stanley
430	2.76%, 01/12/07, FRN (m)	431
100	2.90%, 11/09/07, FRN (m)	100
		2,153
Chemicals — 0.4%
40	Huntsman International LLC
	9.88%, 03/01/09 (m)	43
190	ICI Wilmington, Inc.
	5.63%, 12/01/13 (m)	193
5	Millennium America, Inc.
	9.25%, 06/15/08	5
65	PolyOne Corp.
	10.63%, 05/15/10 (m)	72
		313

Commercial Banks — 7.0%
105	ABN - Amro North America Holding Preferred Capital Repackage Trust I
	6.52%, 12/29/49 (e) (m)	113
185	Chuo Mitsui Trust & Bank
	5.51%, 12/31/49, VAR (e) (m)	177
105	ForeningsSparbanken AB
	9.00%, 12/31/49, VAR (e)	123
210	HBOS Treasury Services plc
	3.60%, 08/15/07 (e) (m)	207
	HSBC Capital Funding LP
285	4.61%, 12/31/49, VAR (e) (m)	271
100	9.55%, 12/31/49, VAR (e) (m)	120
165	Industrial Bank of Korea
	4.00%, 05/19/14, VAR (e) (m)	159
200	Keycorp
	2.89%, 07/23/07, Series G (m)	200
155	Korea First Bank
	7.27%, 03/03/34, VAR (e) (m)	176
125	Mizuho Financial Group Cayman Ltd.
	5.79%, 04/15/14 (e)	127
195	Mizuho JGB Investment LLC
	9.87%, 12/31/49, VAR (e) (m)	222
205	Mizuho Preferred Capital Co. LLC
	8.79%, 12/29/49, VAR (e) (m)	228
315	National Capital Trust
	5.49%, 12/31/49, VAR (e) (m)	315
250	Northern Rock plc
	2.80%, 10/19/07 (e) (m)	250
160	Popular North America, Inc.
	4.70%, 06/30/09 (m)	159
45	RBS Capital Trust II
	6.43%, 12/29/49 (m)	48
405	RBS Capital Trust III
	5.51%, 12/31/49, VAR (m)	411
385	Royal Bank of Scotland Group plc
	7.82%, 12/31/49, Series 3 (m)	394
150	Royal Bank of Scotland plc
	2.88%, 11/24/06, FRN (e) (m)	150
200	Skandinaviska Enskilda
	5.47%, 12/31/49, VAR (e)	200
160	Standard Chartered Bank
	8.00%, 05/30/31 (e)	205
290	Suntrust Bank
	2.50%, 11/01/06	283
390	U.S. Bank NA
	2.85%, 11/15/06	383
270	United Overseas Bank Ltd.
	5.38%, 09/03/19, VAR (e)	267
200	Wachovia Corp.
	2.77%, 07/20/07	200
135	Wells Fargo & Co.
	3.11%, 03/23/07	135
250	Westpac Banking Corp.
	2.93%, 05/25/07 (e)	250
150	Woori Bank
	5.75%, 03/13/14, VAR (e)	155
		5,928

Commercial Services & Supplies — 0.3%
290	Allied Waste North America
	6.13%, 02/15/14 (m)	259
Consumer Finance — 2.7%
	American General Finance Corp.
340	3.00%, 11/15/06, Series H (m)	335
170	4.50%, 11/15/07, Series H (m)	170
	Capital One Financial Corp.
35	5.25%, 02/21/17 (m)	33
335	8.75%, 02/01/07 (m)	360
	General Motors Acceptance Corp.
440	3.56%, 01/16/07 (m)	422
125	3.70%, 05/18/06 (m)	122
100	3.70%, 03/20/07 (m)	95
220	6.75%, 12/01/14 (m)	190
30	6.875%, 09/15/11 (m)	27
425	Household Finance Corp.
	2.92%, 02/09/07 (m)	426
150	John Deere Capital Corp.
	3.10%, 03/16/06, Series D (m)	150
		2,330
Containers & Packaging — 0.2%
45	Crown European Holdings S.A.
	9.50%, 03/01/11 (m)	49
	Owens-Brockway Glass Containers, Inc.
30	7.75%, 05/15/11 (e) (m)	32
85	8.88%, 02/15/09 (m)	91
		172
Diversified Financial Services — 4.2%
185	Aiful Corp.
	4.45%, 02/16/10 (e) (m)	180
250	Aries Vermogensverwaltungs GmbH
	9.60%, 10/25/14 (e)	301
	CIT Group, Inc.
115	3.04%, 05/18/07, FRN (m)	115
400	3.27%, 06/19/06, FRN (m)	401
260	Citigroup, Inc.
	3.18%, 03/20/06, FRN	260
375	Ford Motor Credit Co.
	4.00%, 03/21/07, FRN (m)	376
175	General Electric Capital Corp.
	6.75%, 03/15/32 (m)	202
	OMX Timber Finance Investments LLC
150	5.42%, 01/29/20, Series 1 (e) (m)	147
150	5.54%, 01/29/20, Series 2 (e) (m)	147
	Pricoa Global Funding I
400	3.23%, 12/22/06 (e) (m)	401
345	3.90%, 12/15/08 (e) (m)	338
90	Prudential Holdings LLC
	8.70%, 12/18/23 (e) (m)	115
447	TRAINS
	8.21%, 08/01/15, VAR (e)	465
105	UFJ Finance Aruba AEC
	6.75%, 07/15/13	113
		3,561

Diversified Telecommunication Services — 2.8%
215	BellSouth Corp.
	6.00%, 11/15/34 (m)	214
115	British Telecommunications plc
	8.38%, 12/15/10 (m)	134
265	Deutsche Telekom International Finance BV
	5.25%, 07/22/13 (m)	266
	France Telecom S.A.
105	8.00%, 03/01/11 (m)	138
110	8.75%, 03/01/31 (m)	126
65	Qwest Corp.
	9.13%, 03/15/12 (e) (m)	71
	SBC Communications, Inc.
185	5.10%, 09/15/14 (m)	180
215	5.63%, 06/15/16 (m)	216
	Sprint Capital Corp.
220	6.00%, 01/15/07	226
135	8.75%, 03/15/32	175
	Telecom Italia Capital S.A.
130	4.00%, 11/15/08 (e)	127
245	4.00%, 01/15/10 (e)	234
	Verizon Global Funding Corp.
100	7.38%, 09/01/12	113
35	7.75%, 12/01/30	42
85	Verizon New York, Inc.
	7.38%, 04/01/32, Series B	95
		2,357
Electric Utilities — 1.9%
140	Alabama Power Co.
	2.80%, 12/01/06, Series Y (m)	137
100	Arizona Public Service Co.
	4.65%, 05/15/15 (m)	95
280	Dominion Resources, Inc.
	7.20%, 09/15/14, Series A (m)	318
112	Pacific Gas & Electric Co.
	3.82%, 04/03/06, FRN (m)	112
155	Pacificorp
	4.30%, 09/15/08 (m)	154
	Pepco Holdings, Inc.
25	6.45%, 08/15/12 (m)	27
100	7.45%, 08/15/32 (m)	119
	Progress Energy, Inc.
310	6.85%, 04/15/12 (m)	338
80	7.00%, 10/30/31 (m)	88
230	Scottish Power plc
	5.38%, 03/15/15	230
		1,618
Electronic Equipment & Instruments — 0.1%
50	Celestica, Inc.
	7.88%, 07/01/11 (m)	51
Food & Staples Retailing — 0.8%
295	Delhaize America, Inc.
	9.00%, 04/15/31 (m)	358
	Safeway, Inc.
275	4.13%, 11/01/08	267
70	7.25%, 02/01/31	76
		701

Gas Utilities — 0.4%
120	Enterprise Products Partners LP
	6.65%, 10/15/34 (m)	122
200	NiSource Finance Corp.
	6.15%, 03/01/13 (m)	212
20	Transcontinental Gas Pipe Line Corp.
	8.88%, 07/15/12, Series B	24
		358
Health Care Equipment & Supplies — 0.1%
50	Fresenius Medical Care Capital Tranche II
	7.88%, 02/01/08 (m)	52
20	Medex, Inc.
	8.88%, 05/15/13 (m)	23
		75
Health Care Providers & Services — 0.4%
145	HCA, Inc.
	6.38%, 01/15/15 (m)	144
50	Service Corp. International
	7.70%, 04/15/09	52
190	UnitedHealth Group, Inc.
	3.30%, 01/30/08	184
		380
Hotels, Restaurants & Leisure — 0.1%
40	ITT Corp.
	7.38%, 11/15/15 (m)	43
30	Vail Resorts, Inc.
	6.75%, 02/15/14	29
		72
Household Durables — 0.4%
35	DR Horton, Inc.
	8.50%, 04/15/12 (m)	38
230	KB Home
	5.75%, 02/01/14 (m)	220
55	Standard-Pacific Corp.
	6.88%, 05/15/11	56
		314
Household Products — 0.1%
100	Rayovac Corp.
	7.38%, 02/01/15 (e) (m)	96
Industrial Conglomerates — 0.3%
	Hutchison Whampoa International Ltd.
120	6.25%, 01/24/14 (e) (m)	125
140	7.45%, 11/24/33 (e) (m)	154
		279
Insurance — 1.2%
100	Arch Capital Group Ltd.
	7.35%, 05/01/34 (m)	110
225	Aspen Insurance Holdings Ltd.
	6.00%, 08/15/14 (e) (m)	228
30	AXA S.A.
	8.60%, 12/15/30 (m)	39
	Liberty Mutual Group
90	6.50%, 03/15/35 (e) (m)	87
105	7.00%, 03/15/34 (e) (m)	108
250	North Front Pass-Through Trust
	5.81%, 12/15/24 (e) (m)	247
80	Odyssey Re Holdings Corp.
	7.65%, 11/01/13 (m)	87
130	Protective Life Secured Trust
	Zero Coupon, 01/14/08 (m)	130
		1,036

IT Services — 0.0% (g)
40	Iron Mountain, Inc.
	6.63%, 01/01/16 (m)	37
Machinery — 0.4%
305	Caterpillar Financial Services Corp.
	2.96%, 02/26/07, Series F (m)	305
Media — 1.6%
145	AOL Time Warner, Inc.
	7.63%, 04/15/31 (m)	170
	Cablevision Systems Corp.
45	8.00%, 04/15/12 (e) (m)	46
	Clear Channel Communications, Inc.
290	5.50%, 09/15/14 (m)	277
	Comcast Corp.
45	7.05%, 03/15/33 (m)	50
	COX Communications, Inc.
210	4.63%, 06/01/13 (m)	196
	Dex Media, Inc.
100	Zero Coupon, 11/15/13 (m)	76
	Echostar DBS Corp.
40	6.38%, 10/01/11 (m)	39
	Time Warner, Inc.
75	9.15%, 02/01/23	99
	News America, Inc.
60	6.20%, 12/15/34 (e) (m)	59
	TCI Communications, Inc.
120	7.88%, 02/15/26	146
	Time Warner Entertainment Co., LP
135	8.38%, 03/15/23	166
		1,324
Metals & Mining — 0.4%
115	Newmont Mining Corp.
	5.88%, 04/01/35 (m)	113
150	Noranda, Inc.
	6.00%, 10/15/15 (m)	154
40	Peabody Energy Corp.
	6.88%, 03/15/13 (m)	41
		308
Multi-Utilities & Unregulated Power — 0.2%
	PSEG Power LLC
90	5.50%, 12/01/15 (m)	90
75	8.63%, 04/15/31 (m)	100
	Williams Cos., Inc.
20	8.13%, 03/15/12	22
		212
Office Electronics — 0.0% (g)
	Xerox Corp.
20	7.63%, 06/15/13	21
Oil & Gas — 0.9%
	BP Capital Markets plc
215	2.75%, 12/29/06 (m)	211
	Canadian Natural Resources Ltd.
50	7.20%, 01/15/32 (m)	58
	Kinder Morgan Energy Partners LP
55	7.30%, 08/15/33 (m)	63

105		7.40%, 03/15/31 (m)	121
65		7.75%, 03/15/32 (m)	78
		Nexen, Inc.
100		5.88%, 03/10/35 (m)	96
		Valero Energy Corp.
110		7.50%, 04/15/32	133
			760
Paper & Forest Products — 0.2%
		Abitibi-Consolidated, Inc.
10		6.00%, 06/20/13 (m)	9
		Georgia-Pacific Corp.
110		7.70%, 06/15/15 (m)	120
		International Paper Co.
70		5.85%, 10/30/12 (m)	73
			202
Pharmaceuticals — 0.1%
		Wyeth
70		6.45%, 02/01/24	76
Real Estate — 0.5%
		Hospitality Properties Trust (REIT)
140		5.13%, 02/15/15 (m)	134
		iStar Financial, Inc. (REIT)
195		5.15%, 03/01/12 (m)	188
125		6.00%, 12/15/10 (m)	129
			451
Road & Rail — 0.5%
		CSX Corp.
400		3.05%, 08/03/06 (m)	401
Semiconductors & Semiconductor Equipment — 0.0% (g)
		Freescale Semiconductor, Inc.
30		7.13%, 07/15/14 (m)	31
Software — 0.1%
		Computer Associates International, Inc.
110		5.63%, 12/01/14 (e) (m)	108
Thrifts & Mortgage Finance — 0.4%
		Countrywide Home Loans, Inc.
325		2.96%, 02/17/06 (m)	325
		Home Ownership Funding Corp.
—	(h)	13.33%, 12/30/06 (e) (i) (m)	36
			361
Wireless Telecommunication Services — 0.7%
		America Movil S.A. de C.V.
135		6.38%, 03/01/35 (m)	122
		Motorola, Inc.
160		7.50%, 05/15/25 (m)	184
		Nextel Communications, Inc.
40		7.38%, 08/01/15 (m)	42
		Rogers Wireless, Inc.
225		6.38%, 03/01/14 (m)	218
			566
		Total Corporate Bonds (Cost $28,787)	28,798

U.S. GOVERNMENT AGENCY SECURITIES — 33.9%
		Federal Home Loan Mortgage Corp.
195		6.00%, 02/01/35 (m)	200
300		6.25%, 07/15/32 (m)	346

4,400		Federal Home Loan Mortgage Corp. TBA
		6.00%, 05/15/35	4,491
		Federal National Mortgage Association
11,500		5.50%, 04/25/35 (e)	11,514
8,585		6.00%, 05/25/35 (e)	8,754
1		7.00%, 07/15/05 (m)	1
615		7.13%, 01/15/30	780
		Government National Mortgage Association
2,700		5.50%, 04/15/35 (e)	2,723
		Federal National Mortgage Association STRIPS
—	(h)	5.50%, 11/01/34 (m)	—	(h)
		Total U.S. Government Agency Securities (Cost $28,568)	28,809

U.S. TREASURY OBLIGATIONS — 2.8%
		U.S. Treasury Bonds
210		3.50%, 11/15/09 (m)	204
70		3.50%, 02/15/10 (m)	68
705		4.00%, 03/15/10 (m)	699
500		4.00%, 02/15/15 (m)	480
120		5.38%, 02/15/31 (m)	131
150		6.75%, 08/15/26 (m)	187
500		7.25%, 08/15/22 (m)	639
		U.S. Treasury Notes
10		1.63%, 01/15/15	10
		Total U.S. Treasury Obligations (Cost $2,374)	2,418

FOREIGN GOVERNMENT SECURITIES — 7.5%
		Bundesrepublik Deutschland
945		4.75%, 07/04/34	1,356
		Federal Republic of Brazil
181		3.13%, 04/15/12, FRN	170
110		11.00%, 08/17/40	121
121		12.25%, 03/06/30	146
		Government of Colombia
42		9.75%, 04/09/11	46
511		9.75%, 04/09/11	562
		Government of Italy
612		4.50%, 01/21/15	596
		Government of Mexico
50		6.63%, 03/03/15	52
		Government of Peru
80		8.38%, 05/03/16	84
151		8.75%, 11/21/33	157
		Government of Ukraine
200		6.88%, 03/04/11 (e)	205
270		7.65%, 06/11/13	290
		Government of Venezuela
120		9.25%, 09/15/27	119
230		9.25%, 09/15/27	228
70		10.75%, 09/19/13	78
		Russian Federation
310		5.00%, 03/31/30, SUB	318
220		8.75%, 07/24/05	223
890		8.75%, 07/24/05 (e) (m)	903
180		12.75%, 06/24/28	295
		United Mexican States
100		5.88%, 01/15/14	99
165		8.30%, 08/15/31	189
110		11.50%, 05/15/26	167
		Total Foreign Government Securities (Cost $6,365)	6,404

SHORT-TERM INVESTMENTS — 9.0%
Commercial Paper — 3.1%
	Capital One Bank
125	8.25%, 06/15/05 (m)	126
	Fairway Finance
1,000	2.95%, 06/15/05 (m)	994
	Thames Asset Global Securities
1,500	2.77%, 04/15/05 (m)	1,498

	Total Commercial Paper	2,618

Shares
Investment Companies — 5.9%
5,030	JPMorgan Prime Money Market Fund (b) (m)	5,030

	Total Short-Term Investments (Amortized Cost $7,648)	7,648

No. of Contracts
OPTIONS PURCHASED — 0.3%
Call Options Purchased — 0.1%
7,000		30 Year FNMA TBA 5.00% Jun-05 @ 97.44	61
6,000		30 Year FNMA TBA 5.50% Apr-05 @ 100.53	5
6,000		30 Year FNMA TBA 5.50% Apr-05 @ 100.97	1
—	(h)	90 Day EURODollar Future Apr-05 @ 96.50	1
620		Receiver Swaption on Interest Rate Swap, if executed the Fund receives 5.36%	22
—	(h)	U.S. 10 Year Treasury Note Future Dec-05 @ 113.00	8
—	(h)	U.S. 10 Year Treasury Note Jun-05 @ 114.00	—	(h)
—	(h)	U.S. 10 Year Treasury Note May-05 @ 109.00	20
			118
Put Opions Purchased — 0.2%
6,000		30 Year FNMA TBA 5.00% Jun-05 @ 97.28	55
6,000		30 Year FNMA TBA 5.50% May-05 @ 100.44	49
620		Payer Swaption on Interest Rate Swap, if executed the Fund pays 3 month LIBOR	13
—	(h)	U.S. 10 Year Treasury Note Future Dec-05 @ 106.00	28
—	(h)	U.S. 10 Year Treasury Note Future Jun-05 @ 108.00	1
—	(h)	U.S. 10 Year Treasury Note May-05 @ 109.00	9
—	(h)	U.S. 5 Year Treasury Note Future Jun-05 @ 106.50	5
			160
		Total Put Options Purchased (Cost $353)	278

Total Investments — 129.6% (Cost/Amortized Cost $110,198)			110,292
Other Liabilities in Excess of Assets — (29.6)%			(25,192)
Net Assets — 100.0%			$85,100

FRN	Floating Rate Note
IO	Interest Only
(REIT)	Real Estate Investment Trust
SUB	Step-Up Bond

TBA	To Be Announced
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$996
Aggregate gross unrealized depreciation	(902)
Net unrealized appreciation/depreciation	$94

Federal income tax cost of investments	$110,198

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Appreciation (Depreciation)

	Long Futures Outstanding
47	2 Year Treasury Notes	June, 2005	$9,724	$(40)
34	5 Year Treasury Notes	June, 2005	3,641	9
30	10 Year Treasury Notes	June, 2005	3,278	23
26	30 Day Federal Fund	June, 2005	10,503	(5)
4	10 Year Treasury Notes	September, 2005	436	1

	Short Futures Outstanding
(20)	Euro-BOND	June, 2005	(3,075)	(15)
(1)	10 Year Japanese Government Bond	June, 2005	(1,300)	(18)
(4)	Treasury Bonds	June, 2005	(446)	(2)
(4)	10 Year Treasury Notes	December, 2005	(433)	2
(16)	Eurodollar	December, 2006	(3,814)	38
				(7)

Forward Foreign Currency Exchange Contracts

Contracts to Sell		Settlement Date	Settlement Value (USD)	Value at 03/31/05	Net Unrealized Appreciation
1,057	EUR	5/11/2005	$1,391	$1,371	$20

Options

UNITS		VALUE
CALL OPTIONS WRITTEN
(12,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 101.28, expiring 04/06/05, European style	$—
(12,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 100.97, expiring 04/06/05, European style	(2)
(3,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 100.41, expiring 04/06/05, European style	—
—	Call Option on Apr. 05 Eurodollar Future, strike price 96.63, expiring 04/15/05, European style	—

—	Call Option on May 05 U.S. 10 Year Treasury Note Future, strike price 110.00, expiring 04/22/05	(15)
—	Call Option on Jun 05 U.S. 10 Year Treasury Note Future, strike price 112.00, expiring 05/20/05	(2)
—	Call Option on Jun 05 U.S. 10 Year Treasury Note Future, strike price 108.00, expiring 05/20/05	(5)
(14,000)	Call Option on FNMA, 30 Year, 5.00%, strike price 98.47, expiring 06/06/05, European style	(62)
	Total Call Options Written (Premiums Received $156)	$(86)

	PUT OPTIONS WRITTEN
—	Put Option on May 05 U.S. 10 Year Treasury Note Future, strike price 108.00, expiring 04/22/05	(3)
—	Put Option on May 05 U.S. 10 Year Treasury Note Future, strike price 107.00, expiring 04/22/05	(1)
(12,000)	Put Option on FNMA, 30 Year, 5.50%, strike price 99.50, expiring 05/05/05, European style	(45)
(12,000)	Put Option on FNMA, 30 Year, 5.00%, strike price 95.75, expiring 06/06/05, European style	(47)
—	Put Option on Sep 05 U.S. 10 Year Treasury Note Future, strike price 107.00, expiring 08/26/05	(22)
	Total Put Options Written (Premiums Received $132)	$(118)

Swap Contracts

Description	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Swap - Price Lock with Deutsche Bank AG, New York on FHLMC, 4.50%, 01/15/14, price less 100.45, the Fund pays positive receives negative.	04/04/05	$1,095	$(27)
Swap - Price Lock with Deutsche Bank AG, New York on 30 Year FNMA, 5.50%, TBA 04/05, price less 101.44, the Fund pays positive receives negative.	04/06/05	3,000	(38)
Swap - Rate Lock with Citibank N.A. on 30 Year Forward Contract, rate less 5.77%, the Fund pays positive receives negative.	04/07/05	925	1
Swap - Rate Lock with Deutsche Bank AG, New York on 10 Year Forward Contract, rate less 4.97%, the Fund pays positive receives negative.	04/07/05	1,765	—

Swap - Price Lock with Lehman Brothers Special Financing on FNMA, 5.00%, 04/15/15, price less 99.92, the Fund pays positive receives negative.	04/12/05	1,150	9
Swap - Price Lock with Lehman Brothers Special Financing on 30 Year FHLMC, 6.25%, 07/15/32, price less 116.19, the Fund pays positive receives negative.	04/14/05	685	(8)
Swap - Price Lock with Citibank N.A. on U.S. Treasury Note, 3.50%, 12/15/09, price less 97.05, the Fund pays positive receives negative.	04/26/05	1,690	1
Swap - Price Lock with Deutsche Bank AG, New York on U.S. Treasury Bond, 8.50%, 02/15/20, price less 140.84, the Fund pays positive receives negative.	04/27/05	2,965	44
Swap - Price Lock with Deutsche Bank AG, New York on U.S. Treasury Bond, 8.50%, 02/15/20, price less 137.51, the Fund pays positive receives negative.	04/27/05	3,085	(42)
Swap - Rate Lock with Goldman Sachs Capital Management on 10 Year Forward Contract, rate less 5.08%, the Fund pays positive receives negative.	04/28/05	1,100	(9)
Swap - Rate Lock with Lehman Brothers Special Financing on 30 Year Forward Contract, rate less 5.32%, the Fund pays positive receives negative.	04/28/05	725	5
Swap - Rate Lock with Goldman Sachs Capital Management on 30 Year Forward Contract, rate less 5.37%, the Fund pays positive receives negative.	04/28/05	750	10
Swap - Rate Lock with Lehman Brothers Special Financing on 10 Year Forward Contract, rate less 5.04%, the Fund pays positive receives negative.	04/28/05	1,030	(5)
Swap - Rate Lock with Deutsche Bank AG, New York on 10 Year Forward Contract, rate less 5.04%, the Fund pays positive receives negative.	04/29/05	688	(4)
Swap - Interest Swap with Merrill Lynch Capital Services, the Fund pays 1 Month LIBOR, receives 3.11% semi-annually.	07/01/05	85,000	(8)
Swap - Spread Return with Lehman Brothers Special Financing on Lehman AAA 8.5 Year CMBS Index, the Fund pay negative, receives positive.	07/01/05	3,000	—
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3 month LIBOR, receives 3.42%	03/15/06	44,000	(80)
Swap - Credit Default with Deutsche Bank AG, New York on Brazil, 12.25%, 03/06/30, the Fund receives 1Mil Brazil Government International Bond, if default, the Fund takes on underlying security.	04/20/06	2,000	1
Swap - Credit Default with Lehman Brothers Special Financing on 450K General Motors, 6.88%, quarterly receipt of 146 bps, if default, the Fund takes on underlying security.	03/20/07	450	(15)

Swap - Credit Default with Lehman Brothers Special Financing on 450K General Motors, 6.88%, 08/28/12, the Fund receives 103.17 bps, if default, the Fund takes on underlying security.	03/20/07	450	(7)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3.96%, receives 3 month LIBOR	03/21/07	44,000	70
Swap - Credit Default with Deutsche Bank AG, New York on 3Mil Russia, 5.00%, 03/31/30, the Fund receives 3Mil Russia Government International Bond, if default, the Fund takes on underlying security.	02/20/10	3,000	22
Swap - Credit Default with Deutsche Bank AG, New York on Aries, 9.60%, 10/25/14, the Fund receives 126 bps, if default, the Fund takes on underlying security.	02/20/10	3,000	(20)
Swap - Credit Default with Morgan Stanley Capital Services on 4Mil Russia, 5.00%, 03/31/30, the Fund receives 115 bps semi-annually, if default, the Fund takes on underlying security.	03/20/10	4,000	45
Swap - Credit Default with Morgan Stanley Capital Services on 4Mil Gazpru, 8.60%, 04/28/34, the Fund receives 190 bps semi-annually, if default, the Fund takes on underlying security.	03/20/10	4,000	(74)
Swap - Interest Swap with Merrill Lynch Capital Services, the Fund pays 4.60% semi-annually, receives 3 month LIBOR	01/21/15	600	13
Swap - Interest Swap with Lehman Brothers Special Financing, the Fund pays 5.05%, receives 3 month LIBOR quarterly	04/15/15	1,150	(9)
Swap - Interest Swap with Lehman Brothers Special Financing, the Fund pays 5.14% semi-annually, receives 3 month LIBOR	07/15/32	740	7

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 97.5%
Australia — 1.8%
60		BHP Billiton Ltd.	$837
25		News Corp., Class B (CDI)	444
			1,281
Belgium — 2.1%
38		Dexia	895
20		Fortis	581
			1,476
Brazil — 1.4%
33		Cia Vale do Rio Doce (ADR)	1,028
Finland — 1.2%
55		Nokia OYJ (a)	847
France — 11.8%
37		AXA S.A.	996
15		BNP Paribas	1,070
20		Cie de Saint-Gobain	1,225
12		Dassault Systemes S.A.	555
10		Imerys S.A.	749
7		Lafarge S.A.	689
14		Total S.A.	3,194
			8,478
Germany — 5.7%
8		BASF AG	562
22		Bayerische Motoren Werke (BMW) AG	1,018
28		Deutsche Post AG	693
2		SAP AG	369
9		Schering AG	609
11		Siemens AG (Registered)	842
			4,093
Hong Kong — 0.2%
30		CLP Holdings Ltd.	168
Ireland — 0.8%
37		Bank of Ireland	576
Italy — 5.1%
99		ENI S.p.A.	2,570
21		Mediaset S.p.A.	303
254		Telecom Italia S.p.A. (RNC)	793
			3,666
Japan — 18.1%
22		Canon, Inc.	1,175
25		Chugai Pharmaceutical Co., Ltd.	377
11		Credit Saison Co., Ltd.	394
23		Daikin Industries Ltd.	577
8		Fanuc Ltd.	474
3		Hirose Electric Co., Ltd.	316
19		Honda Motor Co., Ltd.	933
7		Hoya Corp.	801
20		Kao Corp.	459
26		Matsushita Electric Industrial Co., Ltd.	382
47		Mitsubishi Corp.	613
—	(h)	Mitsubishi Tokyo Financial Group, Inc.	749
99		Nikko Cordial Corp.	493

4		Nintendo Co., Ltd.	425
—	(h)	Nippon Telegraph & Telephone Corp.	380
13		Nitto Denko Corp.	674
12		Secom Co., Ltd.	498
20		Sharp Corp.	302
16		Shin-Etsu Chemical Co., Ltd.	619
4		SMC Corp.	451
94		Sumitomo Corp.	804
4		Takefuji Corp.	299
24		Yamanouchi Pharmaceutical Co., Ltd.	820
			13,015
Mexico — 0.7%
10		Fomento Economico Mexicano S.A. de C.V. (ADR)	519
Netherlands — 4.9%
38		ABN Amro Holdings N.V.	945
22		ING Groep N.V. (CVA)	678
26		Koninklijke (Royal) Philips Electronics N.V.	706
45		Reed Elsevier N.V.	678
28		Wolters Kluwer N.V. (CVA)	517
			3,524
Russia — 0.0% (g)
8		YUKOS (ADR) (a)	18
South Korea — 1.5%
2		Samsung Electronics Co., Ltd.	744
15		SK Telecom Co., Ltd. (ADR)	298
			1,042
Spain — 2.4%
17		Altadis S.A.	692
16		Banco Popular Espanol S.A.	1,022
			1,714
Sweden — 0.9%
225		Telefonaktiebolaget LM Ericsson, Class B (a)	635
Switzerland — 11.1%
18		Adecco S.A. (Registered)	989
15		Holcim Ltd. (Registered)	934
5		Nestle S.A. (Registered)	1,321
29		Novartis AG (Registered)	1,337
11		Roche Holding AG	1,153
18		UBS AG (Registered)	1,542
4		Zurich Financial Services AG (a)	706
			7,982
United Kingdom — 27.8%
55		Allied Domecq plc	558
117		Barclays plc	1,200
146		BG Group plc	1,132
40		British Land Co. plc	612
158		Centrica plc	688
80		GlaxoSmithKline plc	1,827
131		HSBC Holdings plc	2,087
35		Intercontinental Hotels Group plc	413
145		Kingfisher plc	794
290		Morrison (WM) Supermarkets plc	1,074
71		National Grid Transco plc	657
23		Reckitt Benckiser plc	739
37		Royal Bank of Scotland Group plc	1,168
36		Schroders plc	476
66		Smith & Nephew plc	623
40		Standard Chartered plc	711
217		Tesco plc	1,300
871		Vodafone Group plc	2,313

63	Wolseley plc	1,322
22	WPP Group plc	250
		19,944
	Total Common Stocks (Cost $55,061)	70,006
Total Investments — 97.5% (Cost $55,061)		70,006
Other Assets Less Liabilities — 2.5%		1,803
Net Assets — 100.0%		$71,809

ADR	American Depositary Receipt
CDI	CHESS Depository Interests
CVA	Certificaten Van Aandelen
RNC	Risparmio Non-Convertible Savings Shares

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	15,398
Aggregate gross unrealized depreciation	(453)
Net unrealized appreciation/depreciation	$14,945

Federal income tax cost of investments	$55,061

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	Percentage
Consumer Discretionary	9.4%
Consumer Staples	9.3%
Energy	9.6%
Financials	23.9%
Health Care	9.4%
Industrials	11.8%
Information Technology	8.2%
Materials	8.5%
Telecommunication Services	5.3%
Utilities	2.1%
Total Investments	97.50%

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.4%
32	United Defense Industries, Inc.	$2,335
Auto Components — 0.7%
25	BorgWarner, Inc.	1,212
Beverages — 0.9%
28	Brown-Forman Corp., Class B	1,528
Building Products — 0.8%
28	American Standard Cos., Inc.	1,283
Capital Markets — 2.6%
22	Legg Mason, Inc.	1,723
35	Northern Trust Corp.	1,529
18	T. Rowe Price Group, Inc.	1,081
		4,333
Chemicals — 3.8%
49	Albemarle Corp.	1,778
40	International Flavors & Fragrances, Inc.	1,596
23	PPG Industries, Inc.	1,631
23	Sigma-Aldrich Corp.	1,402
		6,407
Commercial Banks — 6.4%
16	Cullen/Frost Bankers, Inc.	731
41	M&T Bank Corp.	4,134
120	North Fork Bancorp, Inc.	3,329
30	TCF Financial Corp.	812
53	Wilmington Trust Corp.	1,874
		10,880
Commercial Services & Supplies — 0.8%
39	Republic Services, Inc.	1,306
Computers & Peripherals — 0.7%
16	Lexmark International, Inc., Class A (a)	1,248
Construction Materials — 2.3%
24	Florida Rock Industries, Inc.	1,438
44	Vulcan Materials Co.	2,512
		3,950
Containers & Packaging — 2.0%
34	Ball Corp.	1,427
80	Pactiv Corp. (a)	1,870
		3,297
Distributors — 0.6%
24	Genuine Parts Co.	1,044
Diversified Financial Services — 0.8%
34	Principal Financial Group	1,297
Diversified Telecommunication Services — 3.5%
54	Alltel Corp.	2,978
91	CenturyTel, Inc.	2,985
		5,963
Electric Utilities — 2.0%
33	DPL, Inc.	833
24	PPL Corp.	1,285
59	Westar Energy, Inc.	1,283
		3,401

Electrical Equipment — 0.9%
22	Cooper Industries Ltd., Class A	1,595
Food Products — 2.7%
59	Dean Foods Co. (a)	2,022
43	Hormel Foods Corp.	1,347
23	JM Smucker Co. (The)	1,167
		4,536
Gas Utilities — 0.9%
26	AGL Resources, Inc.	912
14	UGI Corp.	649
		1,561
Health Care Providers & Services — 5.7%
52	Coventry Health Care, Inc. (a)	3,516
70	IMS Health, Inc.	1,715
37	Manor Care, Inc.	1,353
26	Omnicare, Inc.	915
11	Quest Diagnostics	1,135
28	Renal Care Group, Inc. (a)	1,043
		9,677
Hotels, Restaurants & Leisure — 2.2%
43	Applebees International, Inc.	1,171
55	Outback Steakhouse, Inc.	2,528
		3,699
Household Durables — 2.0%
28	Fortune Brands, Inc.	2,266
14	Mohawk Industries, Inc. (a)	1,138
		3,404
Household Products — 0.7%
20	Clorox Co.	1,266
Industrial Conglomerates — 1.3%
31	Carlisle Cos., Inc.	2,142
Insurance — 8.8%
123	Assurant, Inc.	4,152
34	Cincinnati Financial Corp.	1,481
56	IPC Holdings Ltd.	2,184
123	Old Republic International Corp.	2,875
22	PartnerRe Ltd.	1,415
36	Safeco Corp.	1,729
28	Willis Group Holdings Ltd.	1,032
		14,868
IT Services — 0.8%
26	Affiliated Computer Services, Inc., Class A (a)	1,374
Machinery — 2.5%
55	Crane Co.	1,595
26	Harsco Corp.	1,538
19	Parker-Hannifin Corp.	1,163
		4,296
Media — 4.9%
56	Dex Media, Inc.	1,152
44	E.W. Scripps Co., Class A	2,124
36	Gannett Co., Inc.	2,847
57	Interactive Data Corp. (a)	1,181
16	Knight Ridder, Inc.	1,042
		8,346
Multi-Utilities & Unregulated Power — 3.0%
20	Energen Corp.	1,339
45	Energy East Corp.	1,177
15	Questar Corp.	913
43	SCANA Corp.	1,624
		5,053

Multiline Retail — 2.5%
82	Family Dollar Stores, Inc.	2,474
19	May Department Stores Co. (The)	715
36	Tuesday Morning Corp. (a)	1,048
		4,237
Oil & Gas — 8.1%
22	Ashland, Inc.	1,498
55	Burlington Resources, Inc.	2,754
67	Devon Energy Corp.	3,209
44	Kinder Morgan, Inc.	3,361
25	Marathon Oil Corp.	1,187
29	Premcor, Inc.	1,718
		13,727
Paper & Forest Products — 0.5%
25	MeadWestvaco Corp.	789
Real Estate — 3.3%
39	Brookfield Properties Co.	1,486
11	Forest City Enterprises, Inc.	708
19	PS Business Parks, Inc., Class A (REIT)	762
12	Public Storage, Inc. (REIT)	683
39	Rayonier, Inc. (REIT)	1,911
		5,550
Software — 0.7%
42	Computer Associates International, Inc.	1,138
Specialty Retail — 6.7%
93	Autonation, Inc. (a)	1,761
55	AutoZone, Inc. (a)	4,671
27	Sherwin-Williams Co. (The)	1,179
43	Tiffany & Co.	1,470
88	TJX Cos., Inc.	2,158
		11,239
Textiles, Apparel & Luxury Goods — 4.3%
50	Columbia Sportswear Co. (a)	2,667
78	V.F. Corp.	4,607
		7,274
Thrifts & Mortgage Finance — 4.5%
68	Golden West Financial Corp.	4,108
28	MGIC Investment Corp.	1,726
37	Webster Financial Corp.	1,694
		7,528
Wireless Telecommunication Services — 0.9%
19	Telephone & Data Systems, Inc.	1,550
	Total Common Stocks (Cost $147,604)	164,333

SHORT-TERM INVESTMENTS — 2.5%
Investment Companies — 2.5%
4,187	JP Morgan Prime Money Market Fund (b) (Amortized Cost $4,187)	4,187

Total Investments — 99.7% (Cost/Amortized Cost $151,791)		168,520
Other Assets Less Liabilities — 0.3%		479
Net Assets — 100.0%		$168,999

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc., or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,283
Aggregate gross unrealized depreciation	(554)
Net unrealized appreciation/depreciation	$16,729

Federal income tax of investments	$151,791

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 95.4%
Aerospace & Defense — 2.1%
3	Armor Holdings, Inc. (a)	$108
8	Aviall, Inc. (a)	213
5	BE Aerospace, Inc. (a)	60
1	Curtiss-Wright Corp.	51
8	Esterline Technologies Corp. (a)	273
3	Heico Corp.	66
2	Hexcel Corp. (a)	31
4	Kaman Corp., Class A	52
15	Moog, Inc., Class A (a)	669
12	Orbital Sciences Corp. (a)	114
		1,637
Airlines — 0.7%
12	Delta Air Lines, Inc. (a)	49
17	ExpressJet Holdings, Inc. (a)	198
1	FLYi, Inc. (a)	2
10	Mesa Air Group, Inc. (a)	73
7	Pinnacle Airlines Corp. (a)	77
9	Skywest, Inc.	160
		559
Auto Components — 0.8%
9	ArvinMeritor, Inc.	135
16	Goodyear Tire & Rubber Co. (The) (a)	214
7	Hayes Lemmerz International, Inc. (a)	37
1	Sauer-Danfoss, Inc.	29
6	Stoneridge, Inc. (a)	68
12	Tenneco Automotive, Inc. (a)	151
		634
Automobiles — 0.4%
6	Fleetwood Enterprises, Inc. (a)	50
7	Thor Industries, Inc.	215
1	Winnebago Industries, Inc.	35
		300
Biotechnology — 2.3%
3	Abgenix, Inc. (a)	22
6	Alexion Pharmaceuticals, Inc. (a)	139
5	Alkermes, Inc. (a)	47
4	Applera Corp.-Celera Genomics Group (a)	36
4	Cell Genesys, Inc. (a)	20
3	Corixa Corp. (a)	10
14	Cubist Pharmaceuticals, Inc. (a)	143
13	CV Therapeutics, Inc. (a)	263
3	Diversa Corp. (a)	12

7	Encysive Pharmaceuticals, Inc. (a)	72
3	Enzon Pharmaceuticals, Inc. (a)	33
1	Exelixis, Inc. (a)	7
32	Genelabs Technologies (a)	19
24	Incyte Corp. (a)	163
5	Ligand Pharmaceuticals, Inc., Class B (a)	28
5	Maxygen, Inc. (a)	45
4	Myriad Genetics, Inc. (a)	74
2	Pharmion Corp. (a)	43
8	Rigel Pharmaceuticals, Inc. (a)	127
5	Seattle Genetics, Inc. (a)	28
1	Tanox, Inc. (a)	9
1	Techne Corp. (a)	52
4	Telik, Inc. (a)	66
3	Transkaryotic Therapies, Inc. (a)	67
4	United Therapeutics Corp. (a)	187
5	Vertex Pharmaceuticals, Inc. (a)	47
5	Vicuron Pharmaceuticals, Inc. (a)	76
		1,835
Building Products — 2.3%
3	ElkCorp	119
7	Griffon Corp. (a)	156
12	Jacuzzi Brands, Inc. (a)	120
14	Lennox International, Inc.	311
5	NCI Building Systems, Inc. (a)	178
15	Universal Forest Products, Inc.	583
4	USG Corp. (a)	143
5	York International Corp.	192
		1,802
Capital Markets — 0.4%
3	Affiliated Managers Group, Inc. (a)	180
4	Knight Trading Group, Inc., Class A (a)	41
2	National Financial Partners Corp.	84
		305
Chemicals — 2.4%
3	Albemarle Corp.	116
3	Cytec Industries, Inc.	163
4	FMC Corp. (a)	219
9	Georgia Gulf Corp.	400
1	H.B. Fuller Co.	23
3	Headwaters, Inc. (a)	89
8	Hercules, Inc. (a)	119
5	Kronos Worlwide, Inc.	208
12	Mosiac Co. (The) (a)	200
3	NewMarket Corp. (a)	54
13	PolyOne Corp. (a)	114
4	Terra Industries, Inc. (a)	30
14	W.R. Grace & Co. (a)	116
5	Wellman, Inc.	77
		1,928
Commercial Banks — 5.7%
1	ABC Bancorp (m)	22

3	Amcore Financial, Inc.	93
1	AmericanWest Bancorp (a)	12
- (h)	BancFirst Corp.	21
8	Bank of the Ozarks, Inc.	241
1	Capital Corp. of the West	23
3	Capitol Bancorp Ltd.	79
1	Center Financial Corp.	23
4	Central Pacific Financial Corp.	125
2	Chemical Financial Corp.	61
1	City Holdings Co.	30
2	City National Corp.	105
2	Columbia Banking System, Inc.	57
10	Community Bank System, Inc.	234
2	Community Trust Bancorp, Inc.	44
9	EuroBancshares, Inc. (a)	154
6	First Bancorp	232
1	First Republic Bank	39
7	First State Bancorporation/NM	122
2	Glacier Bancorp, Inc.	58
7	Gold Banc Corp., Inc.	94
4	Greater Bay Bancorp	95
6	IBERIABANK Corp.	354
5	Independent Bank Corp.	138
10	Irwin Financial Corp.	226
1	Macatawa Bank Corp.	17
1	MB Financial, Inc.	50
2	Mercantile Bank Corp.	94
3	Nara Bancorp, Inc.	35
4	Oriental Financial Group	100
1	Peoples Bancorp, Inc.	30
8	PrivateBancorp, Inc.	261
7	Republic Bancorp, Inc.	96
- (h)	Republic Bancorp, Inc., Class A (m)	9
1	Simmons First National Corp., Class A	25
1	Southwest Bancorp, Inc.	15
1	State Financial Services Corp., Class A	18
2	Sterling Bancorp	54
11	Sterling Bancshares, Inc.	162
11	Summit Bancshares, Inc.	182
2	Sun Bancorp, Inc. (a)	39
1	Taylor Capital Group, Inc.	16
1	TriCo Bancshares	21
2	Umpqua Holdings Corp.	42
6	West Coast Bancorp	138
6	Westamerica Bancorporation	290
1	Western Sierra Bancorp, Class B (a)	17
3	Wilshire Bancorp, Inc.	44
1	Wintrust Financial Corp.	66
		4,503
Commercial Services & Supplies — 2.5%
12	Angelica Corp.	330
1	Banta Corp.	47

1	Charles River Associates, Inc. (a)	25
2	Coinstar, Inc. (a)	38
2	DiamondCluster International, Inc. (a)	35
3	Dollar Financial Corp. (a)	40
4	Duratek, Inc. (a)	70
1	General Binding Corp. (a)	21
3	Geo Group, Inc. (The) (a)	92
1	Gevity HR, Inc.	12
7	Heidrick & Struggles, Inc. (a)	269
2	Imagistics International, Inc. (a)	63
2	Interpool, Inc.	33
4	John H. Harland Co.	120
2	Korn/Ferry International (a)	32
7	Labor Ready, Inc. (a)	132
8	Navigant Consulting Co. (a)	207
5	Sitel Corp. (a)	10
3	SOURCECORP, Inc. (a)	58
4	Spherion Corp. (a)	33
11	TeleTech Holdings, Inc. (a)	141
3	Tetra Tech, Inc. (a)	33
3	United Stationers, Inc. (a)	127
1	Vertrue, Inc. (a)	18
1	Waste Connections, Inc. (a)	45
		2,031
Communications Equipment — 1.7%
4	Ariba, Inc. (a)	27
11	Arris Group, Inc. (a)	77
8	Aspect Communications Corp. (a)	85
1	Audiovox Corp. (a)	18
2	Bel Fuse, Inc., Class B	52
3	Black Box Corp.	116
6	C-COR, Inc. (a)	38
1	Comtech Telecommunications Corp. (a)	42
2	Ditech Communications Corp. (a)	29
3	Echelon Corp. (a)	17
7	Extreme Networks, Inc. (a)	43
3	Finisar Corp. (a)	4
4	Harmonic, Inc. (a)	40
11	Inter-Tel, Inc.	270
1	Interdigital Communications Corp. (a)	15
12	MRV Communications, Inc. (a)	37
3	Netgear, Inc. (a)	51
1	PC-Tel, Inc. (a)	8
3	Redback Networks, Inc. (a)	18
2	Remec, Inc. (a)	12
4	SafeNet, Inc. (a)	123
11	Symmetricom, Inc. (a)	126
5	Tekelec (a)	77
5	Terayon Communication Systems, Inc. (a)	16
7	Westell Technologies, Inc., Class A (a)	39
		1,380

Computers & Peripherals — 1.5%
13	Adaptec, Inc. (a)	60
4	Advanced Digital Information Corp. (a)	29
22	Brocade Communications Systems, Inc. (a)	128
3	Dot Hill Systems Corp. (a)	17
1	Electronics for Imaging, Inc. (a)	19
8	Gateway, Inc. (a)	33
6	Hutchinson Technology, Inc. (a)	195
3	Hypercom Corp. (a)	14
5	Imation Corp.	174
5	Intergraph Corp. (a)	144
6	Komag, Inc. (a)	123
3	PalmOne, Inc. (a)	84
11	Quantum Corp. (a)	31
20	Silicon Graphics, Inc. (a)	23
1	Stratasys, Inc. (a)	20
2	Synaptics, Inc. (a)	56
2	Unova, Inc. (a)	37
		1,187
Construction & Engineering — 0.4%
2	Dycom Industries, Inc. (a)	34
11	MasTec, Inc. (a)	89
4	Quanta Services, Inc. (a)	29
2	URS Corp. (a)	52
3	Washington Group International, Inc. (a)	139
		343
Construction Materials — 0.4%
1	Ameron International Corp.	51
2	Eagle Materials, Inc.	194
2	Texas Industries, Inc.	86
		331
Consumer Finance — 1.0%
2	Advanta Corp., Class B	39
1	Asta Funding, Inc.	13
19	Cash America International, Inc.	425
5	CompuCredit Corp. (a)	130
1	Credit Acceptance Corp. (a)	16
2	Metris Cos., Inc. (a)	27
5	World Acceptance Corp. (a)	138
		788
Containers & Packaging — 1.0%
25	Crown Holdings, Inc. (a)	386
2	Greif, Inc., Class A	153
5	Silgan Holdings, Inc.	299
		838
Distributors — 0.1%
4	WESCO International, Inc. (a)	104
Diversified Financial Services — 0.6%
1	Encore Capital Group, Inc. (a)	10
1	eSpeed, Inc., Class A (a)	12
8	GATX Corp.	262
12	Technology Investment Capital Corp.	173
		457

Diversified Telecommunication Services — 1.1%
4	Broadwing, Corp. (a)	18
46	Cincinnati Bell, Inc. (a)	193
6	CT Communications, Inc.	65
45	Premiere Global Services, Inc. (a)	504
12	Primus Telecom Group (a)	19
3	Talk America Holdings, Inc. (a)	20
8	Time Warner Telecom, Inc., Class A (a)	30
		849
Electric Utilities — 1.0%
3	Black Hills Corp.	83
5	El Paso Electric Co. (a)	101
2	Idacorp, Inc.	51
- (h)	MGE Energy, Inc.	13
10	PNM Resources, Inc.	278
- (h)	UIL Holdings Corp.	20
7	Unisource Energy Corp.	229
		775
Electrical Equipment — 0.3%
12	Alamosa Holdings, Inc. (a)	137
5	Encore Wire Corp. (a)	47
2	Penn Engineering & Manufacturing Corp.	32
3	Power-One, Inc. (a)	12
4	Valence Technology, Inc. (a)	11
		239
Electronic Equipment & Instruments — 2.1%
6	Aeroflex, Inc. (a)	53
8	Agilysis, Inc.	161
8	Anixter International, Inc. (a)	296
1	BEI Technologies, Inc.	17
5	Benchmark Electronics, Inc. (a)	162
3	Brightpoint, Inc. (a)	51
3	Checkpoint Systems, Inc. (a)	51
6	CTS Corp.	73
2	Cyberoptics Corp. (a)	22
3	Electro Scientific Industries, Inc. (a)	48
1	Faro Technologies, Inc. (a)	14
8	Global Imaging Systems, Inc. (a)	280
4	Itron, Inc. (a)	104
2	Lexar Media, Inc. (a)	11
1	MTS Systems Corp.	35
3	Planar Systems, Inc. (a)	23
3	Radisys Corp. (a)	40
3	Rofin-Sinar Technologies, Inc. (a)	84
5	Sypris Solutions, Inc.	55
9	TTM Technologies, Inc. (a)	90
1	Zygo Corp. (a)	16
		1,686
Energy Equipment & Services — 2.0%
2	Gulf Island Fabrication, Inc.	42
4	Hanover Compressor Co. (a)	53
4	Helmerich & Payne, Inc.	167

2	Hydril (a)	134
20	Key Energy Services, Inc. (a)	233
4	Lone Star Technologies, Inc. (a)	169
7	Oceaneering International, Inc. (a)	251
3	Offshore Logistics, Inc. (a)	100
3	Oil States International, Inc. (a)	60
4	Todco, Class A (a)	103
3	Unit Corp. (a)	154
4	Veritas DGC, Inc. (a)	129
		1,595
Food & Staples Retailing — 0.4%
2	Great Atlantic & Pacific Tea Co., Inc. (a)	22
1	Nash Finch Co.	46
7	Pantry, Inc. (The) (a)	201
4	Pathmark Stores, Inc. (a)	23
		292
Food Products — 0.9%
8	Chiquita Brands International, Inc. (a)	225
8	Corn Products International, Inc.	197
1	Flowers Foods, Inc.	37
1	J & J Snack Foods Corp.	56
5	Sanderson Farms, Inc.	225
		740
Gas Utilities — 1.2%
6	Atmos Energy Corp.	157
6	New Jersey Resources Corp.	248
2	South Jersey Industries, Inc.	90
12	Southern Union Co. (a)	304
7	Southwest Gas Corp.	164
		963
Health Care Equipment & Supplies — 2.9%
5	Align Technology, Inc. (a)	28
- (h)	Analogic Corp.	13
3	Animas Corp. (a)	67
2	Arrow International, Inc.	79
4	Arthrocare Corp. (a)	105
- (h)	Bio-Rad Laboratories, Inc., Class A (a)	19
2	Biosite, Inc. (a)	125
8	Conmed Corp. (a)	247
3	CTI Molecular Imaging, Inc. (a)	55
3	Diagnostic Products Corp.	150
17	Encore Medical Corp. (a)	93
1	EPIX Pharmaceuticals, Inc. (a)	9
1	Immucor, Inc. (a)	41
3	Integra LifeSciences Holdings Corp. (a)	109
1	Inverness Medical Innovations, Inc. (a)	33
7	Kyphon, Inc. (a)	186
4	Mentor Corp.	119
2	Merit Medical Systems, Inc. (a)	20
1	Palomar Medical Technologies, Inc. (a)	38
4	PolyMedica Corp.	130
4	Regeneration Technologies, Inc. (a)	45

11	Steris Corp. (a)	285
5	SurModics, Inc. (a)	166
8	Visx, Inc. (a)	176
		2,338
Health Care Providers & Services — 4.8%
4	Alderwoods Group, Inc. (a)	49
10	Alliance Imaging, Inc. (a)	97
5	Apria Healthcare Group, Inc. (a)	161
8	Centene Corp. (a)	234
2	Cerner Corp. (a)	121
9	Computer Programs & Systems, Inc.	258
4	Dendrite International, Inc. (a)	59
3	Genesis HealthCare Corp. (a)	112
4	Gentiva Health Services, Inc. (a)	68
14	Kindred Healthcare, Inc. (a)	498
5	LCA Vision, Inc.	167
8	OCA, Inc. (a)	32
8	Owens & Minor, Inc.	212
3	PDI, Inc. (a)	59
5	Pediatrix Medical Group, Inc. (a)	343
8	Per-Se Technologies, Inc. (a)	120
5	Province Healthcare Co. (a)	130
13	PSS World Medical, Inc. (a)	147
4	Res-Care, Inc. (a)	51
4	Sierra Health Services (a)	236
17	Stewart Enterprises, Inc. (a)	102
4	Symbion, Inc. (a)	79
6	Trizetto Group (a)	51
7	United Surgical Partners International, Inc. (a)	334
3	Ventiv Health, Inc. (a)	76
		3,796
Hotels, Restaurants & Leisure — 2.9%
4	Ameristar Casinos, Inc.	202
3	Argosy Gaming Co. (a)	133
4	CBRL Group, Inc.	161
1	CEC Entertainment, Inc. (a)	40
10	CKE Restaurants, Inc. (a)	152
1	Jack in the Box, Inc. (a)	19
17	Landry’s Restaurants, Inc.	498
5	Multimedia Games, Inc. (a)	37
6	Navigant International, Inc. (a)	83
2	O’Charley’s, Inc. (a)	46
9	Penn National Gaming, Inc. (a)	270
5	Pinnacle Entertainment, Inc. (a)	80
3	Rare Hospitality International, Inc. (a)	80
12	Ryan’s Restaurant Group, Inc. (a)	176
14	Scientific Games Corp., Class A (a)	327
		2,304
Household Durables — 1.2%
4	American Greetings, Class A	107
2	Beazer Homes USA, Inc.	120
- (h)	CSS Industries, Inc.	2

5	Furniture Brands International, Inc.	105
3	Meritage Homes Corp. (a)	159
2	Stanley Furniture Co., Inc.	71
4	Technical Olympic USA, Inc.	133
7	Tupperware Corp.	149
3	WCI Communities, Inc. (a)	102
		948
Household Products — 0.4%
8	Rayovac Corp. (a)	324
Industrial Conglomerates — 0.3%
5	Walter Industries, Inc.	225
Insurance — 2.4%
1	AmerUs Group Co.	38
4	Argonaut Group, Inc. (a)	76
16	Delphi Financial Group, Inc.	675
3	Direct General Corp.	68
3	LandAmerica Financial Group, Inc.	155
- (h)	Navigators Group, Inc. (a)	7
1	NYMAGIC, Inc.	19
21	PMA Capital Corp., Class A (a)	169
3	Selective Insurance Group	139
3	Stewart Information Services Corp.	124
1	United Fire & Casualty Co.	40
2	Vesta Insurance Group, Inc.	7
8	Zenith National Insurance Corp.	404
		1,921
Internet & Catalog Retail — 0.2%
2	1-800-Flowers.com, Inc., Class A (a)	17
4	Insight Enterprises, Inc. (a)	76
3	J. Jill Group, Inc. (The) (a)	47
		140
Internet Software & Services — 2.6%
4	aQuantive, Inc. (a)	39
6	AsiaInfo Holdings, Inc. (a)	29
- (h)	Blue Coat Systems, Inc. (a)	9
33	CMGI, Inc. (a)	69
12	CNET Networks, Inc. (a)	113
2	Corillian Corp. (a)	6
3	Digital Insight Corp. (a)	41
3	Digital River, Inc. (a)	90
11	Digitas, Inc. (a)	110
11	DoubleClick, Inc. (a)	88
29	EarthLink, Inc. (a)	257
2	Equinix, Inc. (a)	68
17	Homestore.com, Inc. (a)	38
3	InfoSpace, Inc. (a)	131
5	Internet Security Systems, Inc. (a)	88
1	Interwoven, Inc. (a)	5
3	Ipass, Inc. (a)	21
3	j2 Global Communications, Inc. (a)	106
16	Looksmart Ltd. (a)	14
4	Openwave Systems, Inc. (a)	45

4	Retek, Inc. (a)	39
13	SupportSoft, Inc. (a)	67
5	Trimble Navigation Ltd. (a)	159
7	United Online, Inc. (a)	77
7	ValueClick, Inc. (a)	71
4	WebEx Communications, Inc. (a)	91
3	webMethods, Inc. (a)	14
3	Websense, Inc. (a)	172
		2,057
IT Services — 1.3%
4	CACI International, Inc., Class A (a)	215
12	Ciber, Inc. (a)	87
4	CSG System International, Inc. (a)	59
1	Euronet Worldwide, Inc. (a)	34
13	Gartner, Inc., Class A (a)	125
3	Intrado, Inc. (a)	36
4	Lionbridge Technologies, Inc. (a)	23
4	ManTech International Corp., Class A (a)	97
8	Perot Systems Corp., Class A (a)	110
18	Safeguard Scientifics, Inc. (a)	26
1	SRA International, Inc., Class A (a)	60
3	Startek, Inc.	50
8	SYKES Enterprises, Inc. (a)	53
3	Tyler Technologies, Inc. (a)	23
		998
Leisure Equipment & Products — 0.8%
11	JAKKS Pacific, Inc. (a)	232
5	K2, Inc. (a)	62
3	MarineMax, Inc. (a)	99
6	RC2 Corp. (a)	187
3	Steinway Musical Instruments, Inc. (a)	84
		664
Machinery — 3.2%
5	Astec Industries, Inc. (a)	101
6	Barnes Group, Inc.	149
4	Cascade Corp.	123
1	ESCO Technologies, Inc. (a)	80
5	Flowserve Corp. (a)	124
3	Greenbrier Cos., Inc.	109
5	JLG Industries, Inc.	114
8	Joy Global, Inc.	284
6	Lincoln Electric Holdings, Inc.	166
5	Manitowoc Co., Inc.	202
3	NACCO Industries, Inc., Class A	265
4	Reliance Steel & Aluminum Co.	156
2	Tecumseh Products Co., Class A	91
5	Terex Corp. (a)	195
2	Toro Co.	151
3	Valmont Industries, Inc.	58
4	Wabash National Corp.	90
4	Watts Water Technologies, Inc., Class A	121
		2,579

Media — 2.3%
1	Advo, Inc.	49
3	Arbitron, Inc.	133
2	Carmike Cinemas, Inc.	56
3	Catalina Marketing Corp.	67
16	Charter Communications, Inc., Class A (a)	25
4	Emmis Communications Corp., Class A (a)	67
3	Gray Television, Inc.	48
3	Harris Interactive, Inc. (a)	15
3	Insight Communications Co., Inc., Class A (a)	37
3	Journal Register Co. (a)	55
14	Lodgenet Entertainment Corp. (a)	271
19	Mediacom Communications Corp., Class A (a)	126
28	Primedia, Inc. (a)	123
4	ProQuest Co. (a)	130
4	R.H. Donnelly Corp. (a)	250
2	Saga Communications, Inc., Class A (a)	29
4	Scholastic Corp. (a)	151
3	Valassis Communications, Inc. (a)	108
7	World Wrestling Entertainment, Inc.	87
		1,827
Metals & Mining — 2.3%
20	AK Steel Holding Corp. (a) (m)	219
17	Commercial Metals Co.	583
1	Metal Management, Inc.	28
3	Metals USA, Inc. (a)	59
3	NN, Inc.	39
9	Quanex Corp.	480
6	Ryerson Tull, Inc.	72
2	Schnitzer Steel Industries, Inc.	51
8	Steel Dynamics, Inc.	279
		1,810
Multi-Utilities & Unregulated Power — 1.5%
5	Avista Corp.	80
33	CMS Energy Corp. (a)	436
8	Energen Corp.	546
18	Sierra Pacific Resources (a)	188
		1,250
Multiline Retail — 0.2%
7	ShopKo Stores, Inc. (a)	162
Oil & Gas — 4.2%
2	Callon Petroleum Co. (a)	25
2	Comstock Resources, Inc. (a)	69
11	Denbury Resources, Inc. (a)	398
2	Energy Partners Ltd. (a)	44
1	Giant Industries, Inc. (a)	15
14	Houston Exploration Co. (a)	814
4	Mission Resources Corp. (a)	28
5	Overseas Shipholding Group, Inc.	315
1	Penn Virginia Corp.	60
13	Southwestern Energy Co. (a)	755
3	Stone Energy Corp. (a)	165

7	Tesoro Corp. (a)	274
9	Vintage Petroleum, Inc.	296
3	World Fuel Services Corp.	94
		3,352
Paper & Forest Products — 0.1%
2	Schweitzer-Mauduit International, Inc.	77
Pharmaceuticals — 1.6%
4	Able Laboratories, Inc. (a)	94
14	Adolor Corp. (a)	135
2	Antigenics, Inc. (a)	10
12	AtheroGenics, Inc. (a)	160
58	AVANIR Pharmaceuticals, Class A (a)	127
5	Bone Care International, Inc. (a)	132
1	Bradley Pharmaceuticals, Inc. (a)	12
25	Cypress Bioscience, Inc. (a)	228
4	Impax Laboratories, Inc. (a)	59
2	Kos Pharmaceuticals, Inc. (a)	75
1	Medicines Co. (a)	20
7	Palatin Technologies, Inc. (a)	17
2	Par Pharmaceutical Cos., Inc. (a)	64
6	Valeant Pharmaceuticals International	142
		1,275
Real Estate — 7.2%
9	Affordable Residential Communities (REIT) (m)	110
8	American Financial Realty Trust (REIT)	110
10	American Home Mortgage Investment Corp. (REIT)	289
10	Anthracite Capital, Inc. (REIT)	109
5	Capital Automotive (REIT)	179
20	CarrAmerica Realty Corp. (REIT)	622
4	Entertainment Properties Trust (REIT)	174
10	FelCor Lodging Trust, Inc. (REIT) (a)	122
4	Gables Residential Trust (REIT)	147
5	Glimcher Realty Trust (REIT)	107
19	Government Properties Trust, Inc. (REIT)	188
4	Impac Mortgage Holdings, Inc. (REIT)	84
20	Innkeepers USA Trust (REIT)	258
3	LaSalle Hotel Properties (REIT)	73
5	Levitt Corp., Class A	128
9	Lexington Corp. Properties Trust (REIT)	206
12	LTC Properties, Inc. (REIT)	208
11	Maguire Properties, Inc. (REIT)	258
15	Meristar Hospitality Corp. (REIT) (a)	108
10	MFA Mortgage Investments, Inc. (REIT)	73
13	Mid-America Apartment Communities, Inc. (REIT)	478
1	National Health Investors, Inc. (REIT)	34
4	New Century Financial Corp. (REIT)	164
3	Novastar Financial, Inc. (REIT)	123
9	Pennsylvania Real Estate Investment Trust (REIT)	359
11	Prentiss Properties Trust (REIT)	372
13	RAIT Investment Trust (REIT)	343
6	Saul Centers, Inc. (REIT)	198
3	Taubman Centers, Inc. (REIT)	94
		5,718

Road & Rail — 1.6%
1	Amerco, Inc. (a)	60
2	Arkansas Best Corp.	87
6	Dollar Thrifty Automotive Group, Inc. (a)	190
8	Genesee & Wyoming, Inc., Class A (a)	197
1	Old Dominion Freight Line (a)	44
3	Overnite Corp.	96
8	RailAmerica, Inc. (a)	99
10	SCS Transportation, Inc. (a)	180
3	Swift Transportation Co., Inc. (a)	71
5	U.S. Xpress Enterprises, Inc., Class A (a)	87
8	Werner Enterprises, Inc.	151
		1,262
Semiconductors & Semiconductor Equipment — 3.2%
3	Actel Corp. (a)	38
3	ADE Corp. (a) (m)	64
10	AMIS Holdings, Inc. (a)	111
3	Asyst Technologies, Inc. (a)	13
2	ATMI, Inc. (a) (m)	40
4	August Technology Corp. (a)	47
13	Axcelis Technologies, Inc. (a)	96
5	Brooks Automation, Inc. (a)	76
4	Cabot Microelectronics Corp. (a)	113
8	Cirrus Logic, Inc. (a)	34
6	Credence Systems Corp. (a)	46
4	Cymer, Inc. (a)	110
2	Diodes, Inc. (a)	65
2	DSP Group, Inc. (a)	62
2	ESS Technology, Inc. (a)	10
2	Exar Corp. (a)	25
2	Genesis Microchip, Inc. (a)	22
3	Integrated Silicon Solutions, Inc. (a)	18
3	IXYS Corp. (a)	31
2	Kopin Corp. (a)	7
5	Lattice Semiconductor Corp. (a)	24
5	LTX Corp. (a)	24
6	Mattson Technology, Inc. (a)	49
8	Micrel, Inc. (a)	76
6	Microsemi Corp. (a)	101
5	Mindspeed Technologies, Inc. (a)	10
6	MIPS Technologies, Inc. (a)	66
2	MKS Instruments, Inc. (a)	27
5	Mykrolis Corp. (a)	74
4	Omnivision Technologies, Inc. (a)	56
32	ON Semiconductor Corp. (a)	125
7	Photronics, Inc. (a)	125
7	Pixelworks, Inc. (a)	55
2	Power Integrations, Inc. (a)	33
18	RF Micro Devices, Inc. (a)	91
4	Semitool, Inc. (a)	44
3	Sigmatel, Inc. (a)	94

7	Silicon Image, Inc. (a)	72
14	Silicon Storage Technology, Inc. (a)	51
1	Siliconix, Inc. (a)	25
12	Skyworks Solutions, Inc. (a)	78
1	Supertex, Inc. (a)	20
10	Transmeta Corp. (a)	10
1	Ultratech, Inc. (a)	12
2	Varian Semiconductor Equipment Associates, Inc. (a)	91
21	Vitesse Semiconductor Corp. (a)	55
3	Zoran Corp. (a)	28
		2,544
Software — 2.8%
2	Ansys, Inc. (a)	75
3	Ascential Software Corp. (a)	59
5	Aspen Technology, Inc. (a)	29
6	Borland Software Corp. (a)	51
6	E.piphany, Inc. (a)	20
3	Epicor Software Corp. (a)	43
3	EPIQ Systems, Inc. (a)	35
2	Factset Research Systems, Inc.	79
1	Filenet Corp. (a)	32
5	Hyperion Solutions Corp. (a)	229
5	Informatica Corp. (a)	38
1	Intervideo, Inc. (a)	7
1	InterVoice, Inc. (a)	14
3	JDA Software Group, Inc. (a)	45
1	Kronos, Inc. (a)	56
3	Macrovision Corp. (a)	68
4	Magma Design Automation, Inc. (a)	43
3	Manhattan Associates, Inc. (a)	59
2	Manugistics Group, Inc. (a)	4
3	MAPICS, Inc. (a)	32
6	Mentor Graphics Corp. (a)	78
1	MicroStrategy, Inc., Class A (a)	44
4	MRO Software, Inc. (a)	62
1	PalmSource, Inc. (a)	8
27	Parametric Technology Corp. (a)	150
2	Pegasystems, Inc. (a)	10
3	Portal Software, Inc. (a)	8
9	Progress Software Corp. (a)	228
1	Quality Systems, Inc. (a)	25
2	Quest Software, Inc. (a)	33
13	Secure Computing Corp. (a)	112
1	SPSS, Inc. (a)	9
1	SS&C Technologies, Inc.	18
4	Take-Two Interactive Software, Inc. (a)	153
2	Talx Corp.	27
1	TradeStation Group, Inc. (a)	6
4	Transaction Systems Architechs, Inc. (a)	102
8	Wind River Systems, Inc. (a)	122
		2,213

Specialty Retail — 4.2%
32	Aaron Rents, Inc. (m)	646
8	Aeropostale, Inc. (a)	269
9	Asbury Automotive Group, Inc. (a)	145
2	Big 5 Sporting Goods Corp.	47
9	Brookstone, Inc. (a)	138
2	Building Material Holding Corp.	71
6	Burlington Coat Factory Warehouse Corp.	166
3	Charlotte Russe Holding, Inc. (a)	32
32	Charming Shoppes, Inc. (a)	258
3	Children’s Place, Inc. (a)	153
1	Electronics Boutique Holdings Corp. (a)	39
5	Genesco, Inc. (a)	151
13	Hollywood Entertainment Corp. (a)	176
3	HOT Topic, Inc. (a)	74
1	Jo-Ann Stores, Inc. (a)	14
1	Linens ‘N Things, Inc. (a)	20
5	Lithia Motors, Inc., Class A	120
2	Movie Gallery, Inc.	52
5	Select Comfort Corp. (a)	92
2	Sonic Automotive, Inc.	41
1	Sports Authority, Inc. (The) (a)	33
1	Stage Stores, Inc. (a)	35
10	Stein Mart, Inc. (a)	218
9	Too, Inc. (a)	217
2	Trans World Entertainment Corp. (a)	31
3	United Auto Group, Inc.	70
		3,308
Textiles, Apparel & Luxury Goods — 1.1%
2	Brown Shoe Co., Inc.	58
2	DHB Industries, Inc. (a)	15
4	Kellwood Co.	115
4	Kenneth Cole Productions, Inc., Class A	122
3	Movado Group, Inc.	52
9	Quicksilver, Inc. (a)	253
2	Russell Corp.	38
7	Skechers U.S.A., Inc., Class A (a)	110
4	Unifirst Corp.	144
		907
Thrifts & Mortgage Finance — 3.0%
4	Accredited Home Lenders Holding Co. (a)	156
16	Bank Atlantic Bancorp, Inc., Class A	285
2	Commercial Capital Bancorp, Inc.	37
8	Corus Bankshares, Inc.	401
2	Dime Community Bancshares	29
8	First Niagara Financial Group, Inc.	109
5	Flagstar Bancorp, Inc.	96
3	Gibraltar Industries, Inc.	61
1	ITLA Capital Corp. (a)	60
3	Partners Trust Financial Group, Inc.	36
10	Provident Bancorp, Inc.	120
14	R&G Financial Corp., Class B	427
4	Sterling Financial Corp. (a)	132
26	W Holding Co., Inc.	262
3	WSFS Financial Corp.	152
		2,363

Tobacco — 0.5%
17	DIMON, Inc.	106
6	Universal Corp.	289
		395
Trading Companies & Distributors — 1.1%
2	Aceto Corp.	13
30	Applied Industrial Technologies, Inc.	828
2	Nuco2, Inc. (a)	40
		881
Wireless Telecommunication Services — 0.2%
4	Boston Communications Group (a)	25
8	Centennial Communications Corp. (a)	85
33	Dobson Communications Corp. (a)	66
		176
	Total Common Stocks (Cost $73,938)	75,915

SHORT-TERM INVESTMENTS — 4.4%
Investment Companies — 4.1%
3,287	JPMorgan Prime Money Market Fund (b) (m)	3,287
U.S. Treasury Obligations — 0.3%
200	U.S. Treasury Bill 1.88%, 11/30/05 (k)	198
	Total Short-Term Investments (Amortized Cost $3,485)	3,485

Total Investments — 99.8% (Cost/Amortized Cost $77,423)		79,400
Other Assets Less Liabilities — 0.2%		128
Net Assets — 100.0%		$79,528

REIT       Real Estate Investment Trust

(a)           Non-income producing security.

(b)           Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.

(h)           Amount rounds to less than one thousand.

(k)           Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)          All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,753
Aggregate gross unrealized depreciation	(4,776)
Net unrealized appreciation/depreciation	$1,977

Federal income tax cost of investments	$77,423

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
11	Russell 2000 Index	June, 2005	$3,470	$(72)

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.5%
20	Raytheon Co.	$756
Beverages — 2.3%
29	Coca-Cola Co. (The)	1,193
Biotechnology — 0.6%
7	OSI Pharmaceuticals, Inc. (a)	293
Building Products — 2.0%
23	American Standard Cos., Inc.	1,055
Capital Markets — 3.7%
24	Morgan Stanley	1,351
13	State Street Corp.	573
		1,924
Chemicals — 2.2%
24	Praxair, Inc.	1,156
Commercial Banks — 3.1%
36	Bank of America Corp.	1,588
Communications Equipment — 2.7%
55	Cisco Systems, Inc. (a)	990
11	QUALCOMM, Inc.	414
		1,404
Computers & Peripherals — 5.4%
50	Hewlett-Packard Co.	1,097
8	International Business Machines Corp.	749
12	Lexmark International, Inc., Class A (a)	924
		2,770
Consumer Finance — 1.3%
13	American Express Co.	647
Diversified Financial Services — 4.1%
47	Citigroup, Inc.	2,118
Diversified Telecommunication Services — 1.6%
24	Verizon Communications, Inc.	835
Food & Staples Retailing — 4.8%
21	CVS Corp.	1,090
29	Safeway, Inc. (a)	536
17	Wal-Mart Stores, Inc.	872
		2,498
Food Products — 2.0%
31	Kraft Foods, Inc., Class A	1,015
Health Care Equipment & Supplies — 3.1%
29	Boston Scientific Corp. (a)	861
10	Guidant Corp.	754
		1,615
Health Care Providers & Services — 1.0%
10	HCA, Inc.	517
Hotels, Restaurants & Leisure — 1.1%
19	McDonald’s Corp.	591
Household Durables — 1.1%
7	Mohawk Industries, Inc. (a)	582
Household Products — 2.1%
10	Colgate-Palmolive Co.	532
10	Procter & Gamble Co.	530
		1,062

Industrial Conglomerates — 8.0%
67	General Electric Co.	2,416
50	Tyco International Ltd.	1,690
		4,106
Insurance — 4.4%
13	Allstate Corp. (The)	697
10	AMBAC Financial Group, Inc.	736
13	RenaissanceRe Holdings Ltd.	603
6	Willis Group Holdings Ltd.	236
		2,272
IT Services — 1.2%
27	Accenture Ltd., Class A (a)	642
Media — 5.7%
35	Comcast Corp., Special Class A (a)	1,154
12	E.W. Scripps Co., Class A	585
8	Gannett Co., Inc.	607
17	Viacom, Inc., Class B	601
		2,947
Multi-Utilities & Unregulated Power — 1.6%
11	Dominion Resources, Inc.	804
Oil & Gas — 8.3%
24	ChevronTexaco Corp.	1,423
12	ConocoPhillips	1,315
75	El Paso Corp.	790
13	Exxon Mobil Corp.	745
		4,273
Pharmaceuticals — 7.7%
9	Eli Lilly & Co.	458
22	Johnson & Johnson	1,461
40	Pfizer, Inc.	1,042
5	Sepracor, Inc. (a)	277
18	Wyeth	759
		3,997
Semiconductors & Semiconductor Equipment — 2.0%
26	Altera Corp. (a)	510
15	Analog Devices, Inc.	531
		1,041
Software — 4.7%
69	Microsoft Corp.	1,663
60	Oracle Corp. (a)	743
		2,406
Specialty Retail — 2.2%
17	Home Depot, Inc.	636
21	TJX Cos., Inc.	517
		1,153
Thrifts & Mortgage Finance — 4.2%
25	Freddie Mac	1,556
15	Washington Mutual, Inc.	607
		2,163
Tobacco — 2.2%
18	Altria Group, Inc.	1,154
Wireless Telecommunication Services — 1.2%
21	Nextel Communications, Inc., Class A (a)	594
	Total Common Stocks (Cost $42,996)	51,171

SHORT-TERM INVESTMENTS — 1.3%
Investment Companies — 1.3%
686	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $686)	686

Total Investments — 100.4% (Cost/Amortized Cost $43,682)		51,857
Other Liabilities in Excess of Assets — (0.4)%		(184)
Net Assets — 100%		$51,673

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,496
Aggregate gross unrealized depreciation	(1,321)
Net unrealized appreciation/depreciation	$8,175

Federal income tax cost of investments	$43,682

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/ George C.W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005